Supplementary Statement of Operations Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplementary Statement of Operations Information [Abstract]
Summary of geographic information
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	(in thousands)
Revenues:
Taiwan	$-	$506	$34
	$-	$506	$34

Summary of sales to major customers
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4

Customer A	NA	100%	100%

Summary of cost of revenues
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	(in thousands)

Materials and production expenses	-	$187	$9
Other manufacturing costs	-	15	12
	-	202	21
Royalties to the Government of Israel	-	15	2
	-	$217	$23